Deposits (Tables)	12 Months Ended
Dec. 31, 2014
Deposit Assets [Abstract]
Disclosure Of Maturity Period Of Bank Deposit [Table Text Block]
The remaining maturity profile of the Bank’s deposits is as follows:

	December 31,
	2014	2013
Demand	84,175	63,047
Up to 1 month	1,512,868	1,617,059
From 1 month to 3 months	460,681	311,048
From 3 months to 6 months	276,970	207,182
From 6 months to 1 year	147,000	157,000
From 1 year to 2 years	25,000	6,000
	2,506,694	2,361,336

Disclosure Related To Additional Information About Deposits [Table Text Block]
The following table presents additional information about deposits:

	December 31,
	2014	2013
Aggregate amounts of time deposits of $100,000 or more	2,506,244	2,298,289
Aggregate amounts of deposits in offices outside Panama	230,305	227,559
Interest expense paid to deposits in offices outside Panama	961	1,235